Exploration Contracts (Details) - USD ($) $ / shares in Units, $ in Thousands									4 Months Ended	12 Months Ended
	Oct. 05, 2021	Feb. 05, 2021	Feb. 20, 2020	Jul. 08, 2019	Mar. 29, 2019	Jan. 19, 2015	Oct. 01, 2013	Jul. 22, 2011	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Application fee											$ 607
Cash Settlement amount										$ 21,300	4,400
Outstanding payables										$ 26,573	4,316
Common shares issued (in shares)										6.05
Total value										$ 296,051	154,431
Total proceeds											20,373
Payments to Acquire Mining Assets											607
PMTS Agreement Amendment [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares per share			$ 3.11
Additional common stock, shares (in Shares)			3,200,000
Consideration for additional common stock shares			$ 10,000
Consideration amount			$ 10,000
Common stock, per share (in Dollars per share)			$ 3.11
Maersk Supply Service
Finite-Lived Intangible Assets [Line Items]
Aggregate amount		$ 4,600
Number of shares issued on acquisition		4,200,000
Costs incurred for offshore campaigns										33,900	25,600
Cash Settlement amount										4,200	$ 4,700
Outstanding payables										11,300
Common shares issued (in shares)											3.11
Remained outstanding value										3,500
Completion of the PMTS
Finite-Lived Intangible Assets [Line Items]
Common shares issued (in shares)									11,600,000
Consideration amount				$ 30,000
Maersk Supply Service
Finite-Lived Intangible Assets [Line Items]
Contractual price per share (in Dollars per share)		$ 1.08
Outstanding payables										$ 11,300	$ 1,800
Owned common shares (in Shares)										20,800,000	16,600,000
Common shares outstanding, percentage										9.20%	8.80%
Allseas
Finite-Lived Intangible Assets [Line Items]
Common shares per share										$ 12.95
Owned common shares (in Shares)										16,200,000	14,200,000
Common shares outstanding, percentage										7.20%	7.50%
Additional Common Stock Value										$ 150,000
Cost plus profit basis, percentage										50.00%
Additional common stock, shares (in Shares)										3,200,000
Consideration amount										$ 30,000
Payment	$ 10,000
Research and Development Related Services										$ 14,300
Common stock, per share (in Dollars per share)										$ 12.95
Total proceeds					$ 20,000
Subscribed for common shares (in Shares)					7,700,000
Metric tones of polymetallic nodules (in Grams)										200,000
Allseas | Closing of the Business Combination
Finite-Lived Intangible Assets [Line Items]
Consideration amount										$ 10,000
Allseas | Later of (i) January 1, 2022, and (ii) confirmation of successful collection of North Sea test
Finite-Lived Intangible Assets [Line Items]
Consideration amount										10,000
Allseas | Completion of the PMTS
Finite-Lived Intangible Assets [Line Items]
Consideration amount										$ 10,000
Nauru Ocean Resources Inc [Member] | NORI Contract
Finite-Lived Intangible Assets [Line Items]
Application fee								$ 300
Term (in year)										15 years
Renewable for successive term										5 years
Payments to Acquire Mining Assets								$ 300
Marawa Research and Exploration Limited [Member] | Marawa Option Agreement
Finite-Lived Intangible Assets [Line Items]
Application fee							$ 300			$ 300
Term (in year)						15 years				40 years
Renewable for successive term										5 years
Annual exploration fees, ISA royalties and taxes will pay to the ISA, on behalf of Marawa										$ 47
ISA exploration application fee will pay to the ISA, on behalf of Marawa										300
Payments to Acquire Mining Assets							$ 300			$ 300
Tonga Off shore Mining Limited | TOML Contract
Finite-Lived Intangible Assets [Line Items]
Term (in year)										15 years
Renewable for successive term										5 years
Allseas | Completion of the PMTS
Finite-Lived Intangible Assets [Line Items]
Common shares issued (in shares)				11,600,000